Statement of cash flows - Summary of cash and cash equivalents in the consolidated statements of cash flows (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents if different from statement of financial position [abstract]
Cash and due from banks at amortized cost	₩ 29,551,335	₩ 28,471,127	₩ 33,420,549
Due from financial institutions with a maturity over three months from date of acquisition	(1,886,179)	(1,490,600)	(2,488,156)
Restricted due from banks	(3,663,731)	(2,877,084)	(4,072,993)
Total Cash Due from financial institutions and bank	(5,549,910)	(4,367,684)	(6,561,149)
Total	₩ 24,001,425	₩ 24,103,443	₩ 26,859,400	₩ 23,092,227